Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Intermediate Municipal Trust
Entity Central Index Key	0000770116
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000024675 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Municipal Fund
Class Name	Institutional Shares
Trading Symbol	FIMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Intermediate Municipal Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 191,068,711
Holdings Count | Holding	198
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$191,068,711
Number of Investments	198
Portfolio Turnover Rate	10%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000024676 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Municipal Fund
Class Name	Class A Shares
Trading Symbol	FIMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Intermediate Municipal Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 191,068,711
Holdings Count | Holding	198
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$191,068,711
Number of Investments	198
Portfolio Turnover Rate	10%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)